 VGOF-P1 01/26

LEGG MASON PARTNERS INCOME TRUST
WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED JANUARY 27, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

The following changes are made to each fund’s Summary Prospectus, Prospectus and SAI:

a. The following is added to the section titled “Management – Investment professionals” in each fund’s Summary Prospectus and Prospectus.

Investment professional	Title	Investment professional of the fund since
Amit Chopra	Portfolio Manager	January 2026

b. The following is added to the section titled “More on fund management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Amit Chopra	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	January 2026

c. The following is added to the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in each fund’s SAI with respect to the fund:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Amit Chopra*	Registered Investment Companies	1	0.04	None	None
	Other Pooled Investment Vehicles	3	0.49	None	None
	Other Accounts	38	13.83	None	None

* The information is as of December 31, 2025, and does not reflect additional accounts for which Mr. Chopra joined the portfolio management team effective January 27, 2026.

d. The following is added to the section titled “Investment Professionals – Investment Professional Securities Ownership” in each fund’s SAI with respect to the fund:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Amit Chopra*	None

* The information is as of December 31, 2025.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short-Term Bond Fund	May 1, 2025

WESTERN ASSET FUNDS, INC.
Western Asset Intermediate Bond Fund	October 1, 2025

Please retain this supplement for future reference.